Goodwill and Other Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Jul. 03, 2016	Sep. 27, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived And Indefinite-Lived Intangible Assets by Major Class [Table Text Block]
The components of intangible assets as of the dates indicated were as follows (in millions):

	July 3, 2016		September 27, 2015
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Definite-lived contract-based	$122	$(54)	$122	$(50)
Indefinite-lived contract-based	8		7
Total	$130	$(54)	$129	$(50)

The components of intangible assets as of the dates indicated were as follows (in millions):

	September 27, 2015		September 28, 2014
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Definite-lived contract-based	$122	$(50)	$120	$(45)
Definite-lived marketing-related and other	—	—	1	(1)
Indefinite-lived contract-based	7		6
Total	$129	$(50)	$127	$(46)

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Future amortization expense associated with the net carrying amount of definite-lived intangible assets is estimated to be as follows (in millions):

Remainder of fiscal year 2016	$1
Fiscal year 2017	6
Fiscal year 2018	5
Fiscal year 2019	5
Fiscal year 2020	5
Future fiscal years	46
Total	$68

Future amortization expense associated with the net carrying amount of definite-lived intangible assets is estimated to be as follows (in millions):

Fiscal year 2016	$6
Fiscal year 2017	6
Fiscal year 2018	5
Fiscal year 2019	5
Fiscal year 2020	4
Future fiscal years	46
Total	$72